GuideMark Small/Mid Cap Core Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 91.8%	Shares	Value
Aerospace & Defense - 1.8%
AAR Corp. (a)	192	$ 27,443
Astronics Corp. (a)	1,311	106,532
Astronics Corp. - Class B (a)	239	18,164
ATI, Inc. (a)	1,583	312,009
BWX Technologies, Inc.	806	156,888
Carpenter Technology Corp. (b)	576	355,300
Ducommun, Inc. (a)	130	24,077
Hexcel Corp.	451	45,127
Huntington Ingalls Industries, Inc.	478	133,788
Innovative Solutions and Support, Inc. (a)	1,185	21,330
Karman Holdings, Inc. (a)	297	14,826
Kratos Defense & Security Solutions, Inc. (a)	419	20,891
Moog, Inc. - Class A	335	141,986
Satellogic, Inc. (a)	3,914	22,388
Sidus Space, Inc. (a)(b)	7,278	20,451
Textron, Inc.	1,867	171,260
V2X, Inc. (a)	259	19,311
Woodward Governor Co.	634	269,729
		1,881,500

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	1,992	375,173
GXO Logistics, Inc. (a)	348	17,644
Hub Group, Inc. - Class A	459	20,100
Radiant Logistics, Inc. (a)	14,323	135,495
		548,412

Automobile Components - 1.1%
BorgWarner, Inc.	3,609	239,638
Dana, Inc.	1,340	36,461
Dorman Products, Inc. (a)(b)	100	13,645
Garrett Motion, Inc.	4,783	173,288
Gentex Corp. (b)	1,299	32,826
Gentherm, Inc. (a)	557	18,999
LCI Industries	799	84,598
Lear Corp.	598	80,168
Motorcar Parts of America, Inc. (a)	752	11,521
Patrick Industries, Inc. (b)	619	55,574
Phinia, Inc.	1,098	90,442
Solid Power, Inc. (a)	8,349	21,624
Standard Motor Products, Inc.	809	31,527
Stoneridge, Inc. (a)	2,830	20,716
Strattec Security Corp. (a)	978	79,658
Visteon Corp.	100	9,921
XPEL, Inc. (a)	1,604	79,558
		1,080,164

Automobiles - 0.1%
Rivian Automotive, Inc. - Class A (a)(b)	6,484	112,497

Banks - 7.4%
1st Source Corp.	462	37,690

ACNB Corp.	338	20,070
Amalgamated Financial Corp.	1,000	45,900
Ameris Bancorp	965	87,101
Ames National Corp.	2,028	60,049
Arrow Financial Corp.	867	35,538
Associated Banc-Corp.	1,636	50,340
Axos Financial, Inc. (a)	1,271	123,783
Banc of California, Inc.	2,613	53,384
Bancorp, Inc. (a)	1,381	86,506
Bank of Hawaii Corp.	352	28,684
Bank of NT Butterfield & Son Ltd.	2,227	132,506
Bank OZK	1,661	86,521
Bank7 Corp.	484	23,692
BankUnited, Inc.	1,240	60,078
Bankwell Financial Group, Inc.	1,402	82,367
BOK Financial Corp.	434	60,274
Bridgewater Bancshares, Inc. (a)	940	19,778
Byline Bancorp, Inc.	865	32,576
C&F Financial Corp.	375	30,000
California BanCorp	1,449	30,197
Camden National Corp.	637	34,538
Capital City Bank Group, Inc.	272	13,442
Carter Bankshares, Inc.	3,187	108,390
Cathay General Bancorp (b)	1,165	72,218
Central Pacific Financial Corp.	1,725	65,895
CF Bankshares, Inc.	678	22,218
Chain Bridge Bancorp, Inc. - Class A (a)	808	33,976
Citizens Community Bancorp, Inc.	890	20,817
Citizens Financial Services, Inc.	307	22,239
Civista Bancshares, Inc.	488	13,771
CNB Financial Corp.	994	33,508
Columbia Banking System, Inc.	2,739	87,785
Commerce Bancshares, Inc.	486	28,067
Commercial Bancgroup, Inc.	730	23,572
Community Bancorp	491	19,198
Community Trust Bancorp, Inc.	397	28,727
Cullen Frost Bankers, Inc.	770	118,980
Customers Bancorp, Inc. (a)	1,283	101,485
Dime Commercial Bancshares, Inc.	496	20,162
Eagle Bancorp Montana, Inc.	830	19,862
Eagle Financial Services, Inc.	749	31,054
East West Bancorp, Inc.	2,238	288,903
Eastern Bankshares, Inc.	1,636	36,385
Enterprise Financial Services Corp.	217	14,296
Esquire Financial Holdings, Inc.	263	31,326
FB Bancorp, Inc. (a)	2,119	31,912
Financial Institutions, Inc.	1,564	60,949
First BanCorp	3,317	86,474
First Bancorp, Inc.	1,152	40,113
First Business Financial Services, Inc.	713	45,040
First Capital, Inc.	471	30,445
First Community Corp.	412	13,464
First Financial Bancorp	1,450	49,054
First Financial Corp.	854	66,134
First Horizon Corp.	7,623	195,454
First Interstate BancSystem, Inc. - Class A	996	38,406
First National Corp.	1,299	38,996
First United Corp.	1,079	47,595
Five Star Bancorp	1,341	65,293
FNB Corp.	4,322	82,464

Franklin Financial Services Corp.	1,361	85,199
Fulton Financial Corp.	2,764	66,861
Great Southern Bancorp, Inc.	446	34,971
Hancock Whitney Corp.	1,111	83,014
Hanmi Financial Corp.	1,567	50,771
Hawthorn Bancshares, Inc.	1,468	57,692
Home Bancorp, Inc.	434	29,738
HomeTrust Bancshares, Inc.	413	20,605
Independent Bank Corp.	418	15,077
International Bancshares Corp.	654	49,671
Landmark Bancorp, Inc.	809	24,844
Mechanics Bancorp - Class A	825	13,118
Mercantile Bank Corp.	609	34,969
Meridian Corp.	3,866	77,436
Metropolitan Bank Holding Corp.	554	54,713
Midland States Bancorp, Inc.	653	20,334
MVB Financial Corp.	484	14,041
NB Bancorp, Inc.	1,043	22,039
Northeast Bank	536	71,036
Northrim BanCorp, Inc.	3,213	89,129
Oak Valley Bancorp	871	29,392
OFG Bancorp	1,127	55,302
Ohio Valley Banc Corp.	571	24,799
Old National Bancorp	2,620	67,858
Old Second Bancorp, Inc.	437	10,191
OP Bancorp	1,738	26,053
Orange County Bancorp, Inc.	537	19,751
Orrstown Financial Services, Inc.	984	40,177
Parke Bancorp, Inc.	2,700	89,532
Pathward Financial, Inc.	901	78,441
PCB Bancorp	1,574	44,654
Peoples Bancorp of North Carolina, Inc.	1,673	72,090
Pinnacle Financial Partners, Inc.	1,357	136,894
Ponce Financial Group, Inc. (a)	1,376	27,437
Popular, Inc.	1,369	224,762
Preferred Bank	863	91,702
Primis Financial Corp.	4,058	66,429
Provident Financial Services, Inc.	3,308	78,201
QCR Holdings, Inc.	548	53,348
RBB Bancorp	741	20,315
Red River Bancshares, Inc.	594	54,220
Shore Bancshares, Inc.	2,468	56,641
Sierra Bancorp	1,293	52,703
South Plains Financial, Inc.	295	12,710
Southern First Bancshares, Inc. (a)	347	21,202
Southern Missouri Bancorp, Inc.	468	35,666
Southstate Bank Corp.	811	81,019
SR Bancorp, Inc.	2,780	54,710
Stellar Bancorp, Inc.	1,054	41,443
Texas Capital Bancshares, Inc.	681	70,320
Third Coast Bancshares, Inc. (a)	955	38,582
Timberland Bancorp, Inc.	969	43,421
Tompkins Financial Corp.	972	91,873
TrustCo Bank Corp. NY	684	37,558
Trustmark Corp.	1,109	51,025
UMB Financial Corp.	925	132,053
United Bankshares, Inc.	932	42,714
United Community Banks, Inc.	580	20,352
Unity Bancorp, Inc.	899	52,762
Univest Financial Corp.	641	28,044

Valley National Bancorp	8,547	125,214
WaFd, Inc.	836	32,077
Webster Financial Corp.	2,480	189,522
WesBanco, Inc.	276	10,772
West BanCorp, Inc.	1,041	27,618
Western Alliance Bancorp	1,700	139,740
Wintrust Financial Corp.	1,044	167,792
WSFS Financial Corp. (b)	907	69,594
Zions Bancorp NA	2,861	197,953
		7,521,527

Beverages - 0.5%
Boston Beer Co., Inc. - Class A (a)	508	89,931
Celsius Holdings, Inc. (a)	397	11,624
Coca-Cola Consolidated, Inc.	1,350	257,742
Molson Coors Beverage Co. - Class B (b)	491	19,130
Primo Brands Corp. (b)	807	19,723
Vita Coco Co., Inc. (a)	963	63,693
		461,843

Biotechnology - 4.4%
ACADIA Pharmaceuticals, Inc. (a)	4,404	111,421
ADMA Biologics, Inc. (a)	2,267	18,975
Aduro Biotech, Inc. (a)(c)	1,181	0
Akebia Therapeutics, Inc. (a)	63,559	72,457
Alkermes PLC (a)(b)	3,626	189,984
Anika Therapeutics, Inc. (a)	4,637	67,839
Arbutus Biopharma Corp. (a)	6,649	31,915
Arcutis Biotherapeutics, Inc. (a)	4,353	114,136
Arrowhead Pharmaceuticals, Inc. (a)	930	75,804
Ascendis Pharma AS (a)	83	22,138
BioCryst Pharmaceuticals, Inc. (a)	9,376	93,760
BioMarin Pharmaceutical, Inc. (a)	726	41,542
Bridgebio Pharma, Inc. (a)	2,182	162,515
CareDx, Inc. (a)	5,909	168,407
Catalyst Pharmaceuticals, Inc. (a)	4,835	151,964
Emergent BioSolutions, Inc. (a)	11,638	97,526
Exelixis, Inc. (a)	6,148	334,513
Fennec Pharmaceuticals, Inc. (a)	4,590	49,342
Gyre Therapeutics, Inc. (a)	3,537	23,309
Halozyme Therapeutics, Inc. (a)	2,436	190,666
Ionis Pharmaceuticals, Inc. (a)	258	20,457
Ironwood Pharmaceuticals, Inc. (a)	37,036	155,922
Karyopharm Therapeutics, Inc. (a)	3,400	33,218
Kiniksa Pharmaceuticals International PLC (a)	773	49,433
Krystal Biotech, Inc. (a)	387	143,836
Madrigal Pharmaceuticals, Inc. (a)	39	20,941
MiMedx Group, Inc. (a)	18,858	72,603
Mirum Pharmaceuticals, Inc. (a)	1,415	165,654
Myriad Genetics, Inc. (a)	10,372	59,224
Neurocrine Biosciences, Inc. (a)	802	135,165
Organogenesis Holdings, Inc. (a)	30,878	75,034
Protalix BioTherapeutics, Inc. (a)	47,305	110,221
PTC Therapeutics, Inc. (a)	1,964	160,203
Puma Biotechnology, Inc. (a)	34,715	281,539
Rhythm Pharmaceuticals, Inc. (a)(b)	527	58,513
Rigel Pharmaceuticals, Inc. (a)(b)	4,598	179,874
Roivant Sciences Ltd. (a)	1,771	62,676
Sarepta Therapeutics, Inc. (a)	5,320	95,600

TG Therapeutics, Inc. (a)	1,761	96,749
Travere Therapeutics, Inc. (a)	3,263	185,371
TriSalus Life Sciences, Inc. (a)	4,741	21,572
Twist Bioscience Corp. (a)	574	59,053
Ultragenyx Pharmaceutical, Inc. (a)	1,229	41,036
UroGen Pharma Ltd. (a)	2,697	99,250
Vanda Pharmaceuticals, Inc. (a)	6,273	38,391
Veracyte, Inc. (a)	393	23,081
Vericel Corp. (a)(b)	473	21,044
		4,483,873

Broadline Retail - 0.6%
1stdibs.com, Inc. (a)	4,422	21,668
Dillard's, Inc. - Class A	175	92,473
Etsy, Inc. (a)	1,881	141,696
Kohl's Corp.	6,683	118,423
Macy's, Inc.	9,883	232,744
Savers Value Village, Inc. (a)	4,923	49,673
		656,677

Building Products - 1.3%
A O Smith Corp.	1,397	87,620
AAON, Inc.	275	34,886
Advanced Drainage Systems, Inc.	547	85,857
Allegion PLC	933	131,077
Apogee Enterprises, Inc.	470	21,498
Armstrong World Industries, Inc.	460	73,793
AZZ, Inc.	576	89,309
Builders FirstSource, Inc. (a)	494	44,203
Fortune Brands Innovations, Inc.	681	37,387
Griffon Corp.	1,190	116,061
Modine Manufacturing Co. (a)	777	207,475
Owens Corning, Inc. (b)	642	102,052
Quanex Building Products Corp.	1,110	20,668
Resideo Technologies, Inc. (a)	2,066	64,253
Simpson Manufacturing Co., Inc.	448	93,789
UFP Industries, Inc.	318	28,855
Zurn Elkay Water Solutions Corp.	1,216	61,444
		1,300,227

Capital Markets - 2.2%
Acadian Asset Management, Inc.	1,709	122,228
Affiliated Managers Group, Inc.	706	238,910
Artisan Partners Asset Management, Inc. - Class A	902	31,146
BGC Group, Inc. - Class A	1,970	21,059
BRC Group Holdings, Inc. (a)	7,117	57,221
Carlyle Group, Inc.	1,815	76,430
Chaince Digital Holdings, Inc. (a)	5,802	25,355
Evercore, Inc. - Class A	632	215,790
FactSet Research Systems, Inc. (b)	257	59,130
Franklin Resources, Inc.	1,840	61,217
Houlihan Lokey, Inc.	314	42,117
Invesco Ltd.	2,848	75,159
Jefferies Financial Group, Inc.	912	45,582
Lazard, Inc.	1,454	60,981
Marex Group PLC	2,235	136,223
Moelis & Co. - Class A	520	34,018
Piper Sandler Cos.	785	56,787
PJT Partners, Inc. - Class A	183	27,622

SEI Investments Co.	1,176	103,147
Stifel Financial Corp.	2,328	162,424
StoneX Group, Inc. (a)	2,148	254,538
Victory Capital Holdings, Inc. - Class A	679	57,077
Virtu Financial, Inc. - Class A	2,407	143,385
WisdomTree, Inc.	2,845	48,194
XP, Inc. - Class A (b)	3,813	61,999
		2,217,739

Chemicals - 1.0%
Albemarle Corp.	930	125,578
Alto Ingredients, Inc. (a)	5,330	30,381
Axalta Coating Systems, Ltd. (a)	569	19,471
Cabot Corp.	385	34,966
Celanese Corp. - Series A	475	21,850
Chemours Co.	1,416	29,056
Core Molding Technologies, Inc. (a)	826	19,494
Eastman Chemical Co.	280	18,754
Ecovyst, Inc. (a)	2,954	36,777
Element Solutions, Inc.	1,947	92,969
Hawkins, Inc.	180	25,578
Ingevity Corp. (a)	1,444	107,824
Koppers Holdings, Inc.	1,201	53,925
LSB Industries, Inc. (a)	3,102	33,533
Mativ Holdings, Inc.	5,871	44,443
Minerals Technologies, Inc.	251	18,566
NewMarket Corp.	127	100,488
Olin Corp.	940	18,631
RPM International, Inc.	1,237	137,493
Scotts Miracle-Gro Co.	538	36,643
		1,006,420

Commercial Services & Supplies - 1.3%
Brink's Co.	308	29,103
Cimpress PLC (a)	1,812	184,280
Civeo Corp. (a)	606	21,210
Clean Harbors, Inc. (a)	555	165,806
Deluxe Corp.	5,839	139,435
Ennis, Inc.	2,125	45,156
Healthcare Services Group, Inc. (a)	2,999	73,656
Interface, Inc.	3,359	120,387
Liquidity Services, Inc. (a)	1,050	41,076
Millerknoll, Inc.	3,762	76,971
MSA Safety, Inc.	202	35,265
Onterris, Inc. (a)	2,172	43,896
OPENLANE, Inc. (a)	1,040	42,890
Pitney Bowes, Inc.	6,230	109,150
Quad/Graphics, Inc.	15,363	129,510
UniFirst Corp.	148	39,140
Vestis Corp. (a)	2,793	40,554
		1,337,485

Communications Equipment - 1.7%
ADTRAN Holdings, Inc. (a)	10,353	143,907
Applied Optoelectronics, Inc. (a)	270	40,003
BK Technologies Corp. (a)	1,230	105,755
Calix, Inc. (a)	1,779	66,392
Digi International, Inc. (a)	1,616	121,119
Extreme Networks, Inc. (a)	4,096	132,588

F5, Inc. (a)	829	344,831
Inseego Corp. (a)	7,632	78,839
KVH Industries, Inc. (a)	2,429	24,071
Lantronix, Inc. (a)	6,332	37,232
NetScout Systems, Inc. (a)	3,223	140,362
Ribbon Communications, Inc. (a)	18,753	43,882
ViaSat, Inc. (a)	2,243	201,444
Viavi Solutions, Inc. (a)	4,058	193,770
Vistance Networks, Inc.	7,735	98,853
		1,773,048

Construction & Engineering - 2.2%
API Group Corp. (a)	5,019	212,555
Arcosa, Inc.	228	33,126
Argan, Inc.	141	112,596
Bowman Consulting Group Ltd. (a)	3,973	116,012
Dycom Industries, Inc. (a)	333	168,361
Everus Construction Group, Inc. (a)	718	119,152
Fluor Corp. (a)	212	11,107
Granite Construction, Inc.	643	101,645
IES Holdings, Inc. (a)(b)	382	280,640
MYR Group, Inc. (a)	335	167,634
NWPX Infrastructure, Inc. (a)	525	78,718
Orion Group Holdings, Inc. (a)	1,741	29,284
Primoris Services Corp.	1,182	117,160
Sterling Infrastructure, Inc. (a)	441	370,158
Tutor Perini Corp.	1,470	121,966
Valmont Industries, Inc.	387	223,531
		2,263,645

Consumer Finance - 2.2%
Ally Financial, Inc.	3,329	152,968
Atlanticus Holdings Corp. (a)	1,360	139,060
Bread Financial Holdings, Inc.	2,012	218,000
Credit Acceptance Corp. (a)(b)	106	67,494
Dave, Inc. (a)	403	150,154
Encore Capital Group, Inc. (a)	1,657	154,582
Enova International, Inc. (a)	1,026	246,989
FirstCash Holdings, Inc.	703	152,073
Happen, Inc. (a)	2,495	51,746
Jefferson Capital, Inc.	3,158	61,486
LendingTree, Inc. (a)	1,909	84,550
Nelnet, Inc. - Class A	365	48,665
OneMain Holdings, Inc.	2,680	163,400
PROG Holdings, Inc.	1,312	61,152
Regional Management Corp.	2,114	87,097
SLM Corp.	4,645	120,491
SoFi Technologies, Inc. (a)(b)	14,574	261,312
		2,221,219

Consumer Staples Distribution & Retail - 2.2%
Albertsons Cos., Inc. - Class A (b)	6,656	90,056
Andersons, Inc. (b)	494	33,790
BJ's Wholesale Club Holdings, Inc. (a)	1,994	173,917
Chefs' Warehouse, Inc. (a)	1,275	122,527
Grocery Outlet Holding Corp. (a)	2,013	20,090
Ingles Markets, Inc. - Class A	1,958	173,440
Maplebear, Inc. (a)	3,491	165,299
Natural Grocers by Vitamin Cottage, Inc.	770	23,885

Performance Food Group Co. (a)	2,700	301,833
PriceSmart, Inc.	815	159,202
Sprouts Farmers Market, Inc. (a)	1,477	124,925
United Natural Foods, Inc. (a)	4,989	227,848
US Foods Holding Corp. (a)	3,614	369,531
Village Super Market, Inc. - Class A	4,006	168,973
Weis Markets, Inc.	732	57,323
Yesway, Inc. - Class A (a)	1,052	21,355
		2,233,994

Containers & Packaging - 0.7%
AptarGroup, Inc.	150	18,780
Avery Dennison Corp.	638	103,579
Crown Holdings, Inc.	1,006	112,491
Greif, Inc. - Class B	382	35,732
Myers Industries, Inc.	5,096	179,940
Packaging Corp. of America	773	184,190
Sonoco Products Co.	659	37,135
		671,847

Distributors - 0.1%
GigaCloud Technology, Inc. - Class A (a)(b)	1,201	37,952
LKQ Corp.	2,210	58,189
Weyco Group, Inc.	1,176	46,252
		142,393

Diversified Consumer Services - 1.1%
ADT, Inc.	3,179	20,663
American Public Education, Inc. (a)	3,157	169,531
Coursera, Inc. (a)	2,335	13,169
Covista, Inc. (a)	1,128	140,616
Frontdoor, Inc. (a)	1,698	131,748
Graham Holdings Co. - Class B	26	29,677
Grand Canyon Education, Inc. (a)	374	53,523
H&R Block, Inc.	1,260	47,981
Laureate Education, Inc. (a)	1,362	49,468
Lincoln Educational Services Corp. (a)	2,765	137,973
Perdoceo Education Corp.	3,580	114,560
Strategic Education, Inc.	408	31,261
Stride, Inc. (a)	1,498	129,188
Universal Technical Institute, Inc. (a)	1,941	83,017
		1,152,375

Diversified Telecommunication Services - 0.5%
ATN International, Inc.	2,612	69,192
Bandwidth, Inc. - Class A (a)	2,329	147,426
IDT Corp. - Class B	1,614	93,870
Iridium Communications, Inc.	809	44,374
Liberty Latin America Ltd. - Class A (a)	2,299	18,024
Liberty Latin America Ltd. - Class C (a)	4,088	31,845
Lumen Technologies, Inc. (a)	11,053	84,887
		489,618

Electric Utilities - 0.3%
Hawaiian Electric Industries, Inc. (a)	2,069	27,994
IDACORP, Inc.	263	39,792
OGE Energy Corp.	1,348	65,594
Oklo, Inc. (a)	435	22,764

Pinnacle West Capital Corp.	929	99,403
Portland General Electric Co.	885	45,869
TXNM Energy, Inc.	343	19,475
		320,891

Electrical Equipment - 2.2%
Acuity, Inc.	601	226,373
Allient, Inc.	1,274	131,133
Array Technologies, Inc. (a)	2,917	21,615
Atkore, Inc.	929	70,641
Babcock & Wilcox Enterprises, Inc. (a)	1,368	19,289
EnerSys	863	201,787
Generac Holdings, Inc. (a)	699	204,674
Hyliion Holdings Corp. (a)	4,009	20,887
Nextpower, Inc. - Class A (a)	1,871	222,911
nVent Electric PLC	1,820	308,690
Powell Industries, Inc.	627	179,548
Power Solutions International, Inc. (a)	1,364	53,046
Preformed Line Products Co.	355	145,749
Regal Rexnord Corp.	670	159,587
Sensata Technologies Holding PLC	1,562	74,570
Tigo Energy, Inc. (a)	14,626	34,078
Vicor Corp. (a)(b)	559	212,297
		2,286,875

Electronic Equipment, Instruments & Components - 2.4%
Advanced Energy Industries, Inc.	503	187,554
Arlo Technologies, Inc. (a)	3,050	41,114
Arrow Electronics, Inc. (a)	483	103,077
Avnet, Inc.	806	71,589
Bel Fuse, Inc. - Class A	187	54,460
Bel Fuse, Inc. - Class B	286	95,249
Belden, Inc.	387	46,405
Benchmark Electronics, Inc.	355	35,028
Cognex Corp.	2,149	155,631
CTS Corp.	561	36,572
Daktronics, Inc. (a)	4,211	82,367
ePlus, Inc.	171	14,232
Kimball Electronics, Inc. (a)	824	21,094
Knowles Corp. (a)	1,445	59,939
Littelfuse, Inc.	311	141,608
M-Tron Industries, Inc. (a)	219	21,714
Napco Security Technologies, Inc. (b)	1,992	75,656
nLight, Inc. (a)	402	27,987
PC Connection, Inc.	280	20,437
Plexus Corp. (a)	171	51,415
Ralliant Corp.	511	37,625
RF Industries Ltd. (a)	1,382	29,312
Richardson Electronics Ltd.	1,852	35,206
Rogers Corp. (a)	269	44,043
Sanmina Corp. (a)	668	169,057
ScanSource, Inc. (a)	397	20,680
Syntec Optics Holdings, Inc. (a)	1,909	23,767
TD SYNNEX Corp.	1,023	273,489
TTM Technologies, Inc. (a)	1,223	228,725
Vishay Intertechnology, Inc. (b)	720	38,722
Vishay Precision Group, Inc. (a)	634	95,043
Vontier Corp.	1,779	51,591
Zebra Technologies Corp. - Class A (a)	153	40,279

		2,430,667

Energy Equipment & Services - 1.7%
Archrock, Inc.	1,412	57,483
Borr Drilling Ltd. (a)	9,906	40,912
Bristow Group, Inc.	845	34,915
Cactus, Inc. - Class A	387	19,826
Energy Services of America Corp.	2,466	47,692
Flowco Holdings, Inc. - Class A	919	19,611
Forum Energy Technologies, Inc. (a)	3,346	168,070
Helix Energy Solutions Group, Inc. (a)	2,302	20,120
Helmerich & Payne, Inc.	1,767	57,852
Innovex International, Inc. (a)	2,852	70,730
Kodiak Gas Services, Inc.	768	57,700
Liberty Energy, Inc.	1,696	44,418
Nabors Industries Ltd. (a)	829	69,644
National Energy Services Reunited Corp. (a)	2,126	63,631
Noble Corp. PLC	1,204	44,909
NOV, Inc.	6,877	127,568
Oceaneering International, Inc. (a)	2,784	112,808
Oil States International, Inc. (a)	6,815	54,588
Patterson-UTI Energy, Inc.	8,819	80,958
ProPetro Holding Corp. (a)	1,544	22,141
Ranger Energy Services, Inc. - Class A	1,986	31,796
RPC, Inc.	8,321	48,511
Seadrill Ltd. (a)	523	19,780
Select Water Solutions, Inc.	1,073	21,439
Smart Sand, Inc.	6,597	33,051
TETRA Technologies, Inc. (a)	8,288	93,903
Tidewater, Inc. (a)	1,491	99,345
Transocean, Ltd. (a)	17,846	87,267
Valaris Ltd. (a)	621	45,085
Weatherford International PLC	768	62,592
		1,758,345

Entertainment - 0.6%
Lionsgate Studios Corp. (a)	4,703	72,003
Madison Square Garden Entertainment Corp. (a)	1,455	117,695
Playtika Holding Corp.	11,669	43,408
Roku, Inc. (a)	2,009	277,523
Sphere Entertainment Co. (a)(b)	324	56,062
Starz Entertainment Corp. (a)	1,458	42,078
		608,769

Financial Services - 2.2%
Affirm Holdings, Inc. (a)	1,530	124,771
Bladex, Inc.	2,375	145,991
Compass Diversified Holdings (a)	4,079	43,482
Enact Holdings, Inc.	1,562	71,399
Equitable Holdings, Inc.	2,132	93,552
Essent Group Ltd.	1,617	103,941
Euronet Worldwide, Inc. (a)	633	46,329
Federal Agricultural Mortgage Corp. - Class C	359	71,538
International Money Express, Inc. (a)	1,579	22,817
Jack Henry & Associates, Inc.	634	87,327
Jackson Financial, Inc. - Class A	159	16,280
Merchants Bancorp	1,818	90,900
MGIC Investment Corp.	5,029	141,818
NCR Atleos Corp. (a)	1,529	66,374

NewtekOne, Inc.	5,612	83,114
NMI Holdings, Inc. - Class A (a)	1,502	61,717
Onity Group, Inc. (a)	2,377	94,486
Pagseguro Digital Ltd. - Class A	7,236	65,486
Paysign, Inc. (a)	2,414	19,771
PennyMac Financial Services, Inc. (b)	1,033	89,974
Radian Group, Inc.	2,638	99,373
Sezzle, Inc. (a)	555	95,255
StoneCo Ltd. - Class A	8,191	88,790
Velocity Financial, Inc. (a)	1,299	23,980
Voya Financial, Inc.	1,796	162,592
Waterstone Financial, Inc.	1,629	33,769
Western Union Co. (b)	12,209	94,009
WEX, Inc. (a)	676	95,377
		2,234,212

Food Products - 0.6%
Cal-Maine Foods, Inc. (b)	1,239	99,814
Darling International, Inc. (a)	1,673	91,379
Del Monte Corp.	345	9,629
Dole PLC	2,070	28,400
Flowers Foods, Inc.	5,100	40,290
Ingredion, Inc.	236	22,352
J M Smucker Co.	346	38,925
JBS NV - Class A	1,618	19,173
John B. Sanfilippo & Son, Inc.	539	46,349
Lamb Weston Holdings, Inc.	432	18,654
Lifeway Foods, Inc. (a)	531	15,845
Mama's Creations, Inc. (a)	4,657	83,127
Mission Produce, Inc. (a)	2,250	26,528
Seneca Foods Corp. - Class A (a)	469	81,578
Smithfield Foods, Inc.	1,105	26,807
		648,850

Gas Utilities - 0.3%
MDU Resources Group, Inc.	911	19,322
National Fuel Gas Co.	852	65,783
New Jersey Resources Corp.	614	34,409
ONE Gas, Inc.	253	19,499
Southwest Gas Holdings, Inc.	675	59,859
Spire, Inc. (b)	248	19,366
UGI Corp.	1,760	60,790
		279,028

Ground Transportation - 0.6%
ArcBest Corp.	136	19,521
Knight-Swift Transportation Holdings, Inc.	1,027	79,972
Landstar System, Inc.	715	147,869
Lyft, Inc. - Class A (a)(b)	7,150	104,462
RXO, Inc. (a)	1,480	40,833
Ryder System, Inc.	692	182,529
Saia, Inc. (a)	122	51,382
		626,568

Health Care Equipment & Supplies - 2.1%
Acme United Corp.	1,218	58,123
Alphatec Holdings, Inc. (a)	2,267	19,609
AngioDynamics, Inc. (a)	4,185	54,447

AtriCure, Inc. (a)	1,414	39,564
Avanos Medical, Inc. (a)	2,648	65,882
Axogen, Inc. (a)	2,422	111,872
Baxter International, Inc.	1,168	24,902
Bioventus, Inc. - Class A (a)	2,076	19,597
Butterfly Network, Inc. (a)	2,858	24,064
CapsoVision, Inc. (a)	2,782	21,088
Cerus Corp. (a)	20,335	59,378
CONMED Corp.	557	18,231
CVRx, Inc. (a)	6,221	31,976
Electromed, Inc. (a)	1,739	73,560
Embecta Corp.	14,178	46,220
Enovis Corp. (a)	923	19,106
Envista Holdings Corp. (a)	2,642	69,617
Establishment Labs Holdings, Inc. (a)(b)	360	30,892
Glaukos Corp. (a)	474	66,246
Globus Medical, Inc. - Class A (a)	1,459	115,276
Haemonetics Corp. (a)	271	20,325
Hyperfine, Inc. (a)	18,909	25,527
Inogen, Inc. (a)	4,485	28,928
Inspire Medical Systems, Inc. (a)	885	39,480
Insulet Corp. (a)	182	27,709
Integra LifeSciences Holdings Corp. (a)	1,109	19,918
iRadimed Corp.	728	69,568
IRhythm Holdings, Inc. (a)	170	20,221
Kestra Medical Technologies Ltd. (a)	893	22,718
KORU Medical Systems, Inc. (a)	5,596	23,503
Lantheus Holdings, Inc. (a)	1,407	156,093
LivaNova PLC (a)	1,344	110,517
MiniMed Group, Inc. (a)	1,396	20,870
NeuroPace, Inc. (a)	1,216	19,322
Omnicell, Inc. (a)	1,590	66,017
Orchestra BioMed Holdings, Inc. (a)	4,956	21,385
Orthofix Medical, Inc. (a)	4,052	37,035
Penumbra, Inc. (a)	402	126,931
Pro-Dex, Inc. (a)	305	17,858
Sanara Medtech, Inc. (a)	862	20,335
Sight Sciences, Inc. (a)	3,778	20,477
Solventum Corp. (a)	341	26,308
STAAR Surgical Co. (a)	682	19,567
Tactile Systems Technology, Inc. (a)	6,561	195,387
Teleflex, Inc.	156	19,774
		2,145,423

Health Care Providers & Services - 2.8%
AdaptHealth Corp. (a)	3,551	37,001
AirSculpt Technologies, Inc. (a)(b)	11,369	51,161
Alignment Healthcare, Inc. (a)	4,685	111,550
AMN Healthcare Services, Inc. (a)	2,479	80,245
Astrana Health, Inc. (a)	467	21,674
Aveanna Healthcare Holdings, Inc. (a)	5,064	43,399
BrightSpring Health Services, Inc. (a)	2,999	209,150
Castle Biosciences, Inc. (a)	1,320	31,482
Chemed Corp.	208	96,874
Clover Health Investments Corp. (a)	8,007	41,957
Concentra Group Holdings Parent, Inc.	0	0
Cross Country Healthcare, Inc. (a)	5,892	77,833
DaVita, Inc. (a)	331	73,641
Encompass Health Corp.	543	54,886

GeneDx Holdings Corp. (a)	349	23,959
Guardant Health, Inc. (a)	1,444	216,643
Guardian Pharmacy Services, Inc. - Class A (a)	2,805	117,445
HealthEquity, Inc. (a)	395	35,676
Henry Schein, Inc. (a)	1,573	131,377
Hims & Hers Health, Inc. (a)(b)	1,882	65,249
Hinge Health, Inc. - Class A (a)	280	23,240
InfuSystem Holdings, Inc. (a)	4,486	43,290
Innovage Holding Corp. (a)	15,543	184,185
Molina Healthcare, Inc. (a)	143	32,704
NRC Health	2,004	43,226
Nutex Health, Inc. (a)(b)	898	153,459
Oncology Institute, Inc. (a)	9,541	51,808
Option Care Health, Inc. (a)	1,502	31,497
PACS Group, Inc. (a)	1,772	75,558
Pediatrix Medical Group, Inc. (a)	3,343	84,678
Privia Health Group, Inc. (a)	805	20,713
Progyny, Inc. (a)	2,418	69,711
SBC Medical Group Holdings, Inc. (a)	5,874	18,092
Talkspace, Inc. (a)	15,255	79,326
Tenet Healthcare Corp. (a)	915	171,178
The Ensign Group, Inc.	262	41,999
Universal Health Services, Inc. - Class B	497	73,899
Viemed Healthcare, Inc. (a)	8,398	95,737
		2,815,502

Health Care Technology - 0.3%
HeartFlow, Inc. (a)(b)	565	16,577
LifeMD, Inc. (a)	4,028	16,635
Phreesia, Inc. (a)	2,930	30,150
Simulations Plus, Inc. (a)	1,086	19,885
Teladoc Health, Inc. (a)	13,396	113,598
TruBridge, Inc. (a)	2,813	73,729
		270,574

Hotels, Restaurants & Leisure - 0.6%
Aramark	986	56,103
Boyd Gaming Corp.	501	44,253
Brinker International, Inc. (a)	619	103,992
Caesars Entertainment, Inc. (a)	666	20,100
Domino's Pizza, Inc.	86	25,459
Inspired Entertainment, Inc. (a)	2,450	20,212
Lindblad Expeditions Holdings, Inc. (a)	2,262	63,879
MGM Resorts International (a)	944	45,133
Monarch Casino & Resort, Inc.	152	20,005
Rush Street Interactive, Inc. (a)	3,396	100,997
Texas Roadhouse, Inc.	207	39,999
Travel + Leisure Co.	1,065	81,398
Wingstop, Inc.	68	11,792
Wynn Resorts Ltd.	307	29,807
		663,129

Household Durables - 1.5%
Cavco Industries, Inc. (a)	174	106,902
Champion Homes, Inc. (a)	1,003	88,384
Flexsteel Industries, Inc.	993	73,959
Green Brick Partners, Inc. (a)	951	76,118
Hamilton Beach Brands Holding Co. - Class A	1,525	35,121
Helen of Troy, Ltd. (a)	1,732	50,349

Installed Building Products, Inc.	449	103,198
La-Z-Boy, Inc.	930	37,312
Lifetime Brands, Inc.	5,471	46,668
Lovesac Co. (a)	3,928	65,558
Mohawk Industries, Inc. (a)	307	37,248
SharkNinja, Inc. (a)(b)	1,387	211,198
Somnigroup International, Inc. (b)	2,113	165,659
Sonos, Inc. (a)	8,255	111,690
Taylor Morrison Home Corp. (a)	255	18,294
Toll Brothers, Inc.	905	149,099
TopBuild Corp. (a)	388	137,558
		1,514,315

Household Products - 0.3%
Central Garden & Pet Co. (a)	688	30,506
Central Garden & Pet Co. - Class A (a)	1,308	50,711
Clorox Co.	291	27,773
Oil-Dri Corp. of America	933	95,362
Spectrum Brands Holdings, Inc.	1,097	94,068
WD-40 Co.	110	26,800
		325,220

Independent Power and Renewable Electricity Producers - 0.2%
AES Corp.	1,874	27,473
Ormat Technologies, Inc. (b)	417	45,411
Talen Energy Corp. (a)	354	136,028
		208,912

Insurance - 4.2%
Accelerant Holdings - Class A (a)	1,475	17,287
American Coastal Insurance Corp.	8,409	93,340
American Financial Group, Inc.	1,247	174,505
Assurant, Inc.	860	230,936
Axis Capital Holdings Ltd. (b)	1,524	163,739
CNO Financial Group, Inc.	1,346	68,619
Everest Group Ltd.	627	223,983
First American Financial Corp.	1,614	110,704
Globe Life, Inc.	1,492	266,591
Greenlight Capital Re Ltd. - Class A (a)	1,989	32,182
Hamilton Insurance Group Ltd. - Class B	4,973	168,784
Hanover Insurance Group, Inc.	849	181,788
HCI Group, Inc.	516	90,429
Heritage Insurance Holdings, Inc. (a)	4,462	116,369
Hippo Holdings, Inc. (a)	444	12,547
Horace Mann Educators Corp.	1,058	54,646
Investors Title Co.	194	53,094
Kingstone Cos., Inc.	3,848	73,227
Kinsale Capital Group, Inc.	186	61,345
Lincoln National Corp.	3,944	139,420
Mercury General Corp.	1,721	183,493
Old Republic International Corp.	5,419	221,745
Palomar Holdings, Inc. (a)	137	17,315
Pelagos Insurance Capital Ltd.	3,139	76,435
Primerica, Inc.	499	141,816
Reinsurance Group of America, Inc.	717	152,470
RenaissanceRe Holdings Ltd.	965	305,809
RLI Corp.	344	20,320
Selective Insurance Group, Inc.	1,159	112,435
SiriusPoint Ltd. (a)	5,051	121,224

United Fire Group, Inc.	2,194	115,053
Universal Insurance Holdings, Inc.	3,710	153,446
Unum Group	2,086	186,488
White Mountains Insurance Group Ltd.	52	107,816
		4,249,400

Interactive Media & Services - 0.9%
Angi, Inc. (a)	9,920	59,024
Cargurus, Inc. (a)	3,001	102,304
Cars.com, Inc. (a)	7,830	85,660
EverQuote, Inc. - Class A (a)	3,357	79,863
Match Group, Inc.	4,259	162,055
MediaAlpha, Inc. - Class A (a)	2,452	30,822
Nextdoor Holdings, Inc. (a)	9,090	20,634
People, Inc. (a)	463	21,372
Pinterest, Inc. - Class A (a)	2,205	46,371
Shutterstock, Inc.	6,755	94,232
Taboola.com Ltd. (a)	6,949	34,745
TripAdvisor, Inc. (a)	4,790	65,671
Yelp, Inc. (a)	3,141	77,018
		879,771

IT Services - 0.9%
Amdocs Ltd.	936	47,305
Applied Digital Corp. (a)	470	17,531
Backblaze, Inc. - Class A (a)	8,751	138,791
Commerce.com, Inc. (a)	18,860	55,826
Crexendo, Inc. (a)	10,890	81,348
DigitalOcean Holdings, Inc. (a)	1,404	220,470
EPAM Systems, Inc. (a)(b)	789	62,607
Everforth, Inc. (a)	1,077	19,246
Fastly, Inc. - Class A (a)	2,695	49,480
Gartner, Inc. (a)	307	39,793
GoDaddy, Inc. - Class A (a)	394	33,443
Information Services Group, Inc.	21,497	88,353
Kyndryl Holdings, Inc. (a)	5,205	58,869
		913,062

Leisure Products - 1.1%
Acushnet Holdings Corp.	697	82,615
Brunswick Corp.	976	82,218
Callaway Golf Co. (a)	2,486	46,712
Escalade, Inc.	2,019	37,917
Funko, Inc. - Class A (a)	6,064	35,656
Hasbro, Inc.	2,215	182,937
JAKKS Pacific, Inc.	1,817	42,300
Johnson Outdoors, Inc. - Class A	2,340	107,734
Mattel, Inc. (a)	7,581	105,224
Peloton Interactive, Inc. - Class A (a)	13,258	78,355
Polaris, Inc.	782	53,520
Smith & Wesson Brands, Inc.	2,667	40,112
Sturm Ruger & Co., Inc.	1,207	45,685
YETI Holdings, Inc. (a)	2,811	139,313
		1,080,298

Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. - Class A (a)	5,559	213,132
Adaptive Biotechnologies Corp. (a)	4,194	89,961

Avantor, Inc. (a)(b)	4,628	45,817
Bio-Rad Laboratories, Inc. - Class A (a)	70	20,553
Bio-Techne Corp. (b)	1,572	111,062
Bruker Corp.	462	27,803
Charles River Laboratories International, Inc. (a)	483	109,540
Codexis, Inc. (a)	8,689	19,637
Medpace Holdings, Inc. (a)	358	189,593
Mesa Laboratories, Inc.	815	81,133
QIAGEN NV	884	34,565
Revvity, Inc.	246	27,370
		970,166

Machinery - 4.2%
AGCO Corp.	775	92,768
Allison Transmission Holdings, Inc.	708	79,820
Astec Industries, Inc.	1,126	68,900
Atmus Filtration Technologies, Inc.	1,803	91,935
Blue Bird Corp. (a)	1,905	150,419
CECO Environmental Corp. (a)	977	88,653
Chart Industries, Inc. (a)	265	55,369
Commercial Vehicle Group, Inc. (a)	7,038	32,516
Crane Co.	287	64,021
Donaldson Co., Inc.	1,938	173,974
Douglas Dynamics, Inc.	1,384	74,667
Energy Recovery, Inc. (a)	5,639	50,864
Enpro, Inc.	114	42,970
ESCO Technologies, Inc.	228	79,809
Federal Signal Corp.	518	66,558
Flowserve Corp.	1,515	112,352
Franklin Electric Co., Inc.	722	77,391
Gates Industrial Corp. PLC (a)	2,529	70,736
Gorman-Rupp Co.	575	52,751
Graco, Inc.	1,268	95,874
Helios Technologies, Inc.	435	38,824
ITT, Inc.	681	134,675
Kennametal, Inc.	2,264	79,353
L B Foster Co. - Class A (a)	3,326	150,235
Lincoln Electric Holdings, Inc.	722	191,698
Luxfer Holdings PLC	1,082	19,519
Middleby Corp. (a)	275	47,303
Mueller Industries, Inc.	2,017	247,950
Nordson Corp.	579	174,679
Oshkosh Corp.	767	117,719
Park-Ohio Holdings Corp.	540	20,763
Pentair PLC	965	73,977
Perma-Pipe International Holdings, Inc. (a)	719	19,578
Proto Labs, Inc. (a)	989	80,613
RBC Bearings, Inc. (a)	271	174,540
Snap-on, Inc.	611	245,866
SPX Technologies, Inc. (a)	379	92,919
Standex International Corp.	62	22,176
Stanley Black & Decker, Inc.	996	93,744
Taylor Devices, Inc. (a)	343	20,127
Tennant Co.	604	52,874
Terex Corp.	1,287	93,166
Timken Co.	842	122,359
Toro Co.	1,907	185,780
Twin Disc, Inc.	882	20,462
Watts Water Technologies, Inc. - Class A	454	177,718

		4,320,964

Marine Transportation - 0.2%
Costamare, Inc.	4,273	59,907
Kirby Corp. (a)	636	86,477
Matson, Inc.	323	62,090
Pangaea Logistics Solutions Ltd.	2,713	17,635
Safe Bulkers, Inc.	2,909	18,356
		244,465

Media - 1.1%
Advantage Solutions, Inc. (a)	452	19,544
AMC Global Media, Inc. - Class A (a)	7,356	73,413
Entravision Communications Corp. - Class A	1,760	22,950
Ibotta, Inc. - Class A (a)	1,877	64,118
iHeartMedia, Inc. - Class A (a)	14,088	60,437
John Wiley & Sons, Inc. - Class A	1,112	53,943
Lee Enterprises, Inc. (a)	2,257	20,223
New York Times Co. - Class A	2,847	199,233
News Corp. - Class A	3,238	80,399
Nexstar Media Group, Inc.	362	64,650
Nexxen International Ltd. (a)(b)	5,220	47,137
NIQ Global Intelligence PLC (a)	3,799	35,521
Scholastic Corp.	3,344	153,824
Sirius XM Holdings, Inc. (b)	1,350	39,879
TechTarget, Inc. (a)	5,331	19,192
Trade Desk, Inc. - Class A (a)	1,246	22,528
USA TODAY Co., Inc. (a)	12,104	103,489
Versant Media Group, Inc.	756	27,224
		1,107,704

Metals & Mining - 1.5%
Alcoa Corp.	2,609	136,033
Aura Minerals, Inc. (b)	625	39,344
Caledonia Mining Corp. PLC (b)	3,476	66,392
Coeur Mining, Inc.	9,988	163,004
Commercial Metals Co.	1,388	87,097
Compass Minerals International, Inc. (a)	2,263	70,447
Constellium SE (a)	2,936	93,570
Gold Resource Corp. (a)	20,735	26,126
Hecla Mining Co.	8,189	126,356
Hycroft Mining Holding Corp. (a)(b)	909	21,271
Idaho Strategic Resources, Inc. (a)	623	20,403
Kaiser Aluminum Corp.	113	22,106
Materion Corp.	201	59,776
Reliance, Inc.	818	305,605
Royal Gold, Inc.	484	96,611
Ryerson Holding Corp.	2,643	65,044
SSR Mining, Inc. (a)	3,363	95,106
SunCoke Energy, Inc.	2,420	19,481
Tredegar Corp. (a)	4,387	34,921
United States Antimony Corp. (a)	3,843	27,900
		1,576,593

Multi-Utilities - 0.3%
Black Hills Corp. (b)	265	19,716
NiSource, Inc.	4,704	223,675
Northwestern Energy Group, Inc.	275	19,696

		263,087

Oil, Gas & Consumable Fuels - 2.3%
Antero Midstream Corp.	1,569	35,695
Antero Resources Corp. (a)	3,064	107,669
APA Corp.	7,818	254,632
California Resources Corp.	1,320	69,788
Chord Energy Corp.	364	41,605
CNX Resources Corp. (a)	2,790	94,665
Core Natural Resources, Inc.	335	26,807
CVR Energy, Inc.	1,203	33,131
Delek US Holdings, Inc.	984	49,997
DT Midstream, Inc. (b)	729	106,974
Expand Energy Corp.	0	0(d)
Green Plains, Inc. (a)	4,125	63,443
Gulfport Energy Corp. (a)(b)	547	92,826
HF Sinclair Corp.	2,583	179,906
International Seaways, Inc.	374	28,645
Magnolia Oil & Gas Corp. - Class A	4,316	110,403
Matador Resources Co.	979	48,735
Murphy Oil Corp.	1,376	44,803
New Era Energy & Digital, Inc. (a)(b)	3,372	21,513
Ovintiv, Inc.	3,469	182,643
Par Pacific Holdings, Inc. (a)	1,835	102,907
Permian Resources Corp.	7,427	136,731
PrimeEnergy Resources Corp. (a)	626	104,473
Range Resources Corp.	2,991	111,235
REX American Resources Corp. (a)	455	20,543
Scorpio Tankers, Inc.	994	68,844
SM Energy Co.	2,801	73,106
Talos Energy, Inc. (a)	4,040	52,156
Teekay Corp. Ltd.	8,097	80,970
W&T Offshore, Inc.	6,302	19,851
		2,364,696

Paper & Forest Products - 0.0% (e)
Resolute Forest Products (a)(c)	2,770	3,933

Passenger Airlines - 0.1%
American Airlines Group, Inc. (a)	4,276	77,268
Republic Airways Holdings, Inc. (a)	1,323	27,796
		105,064

Personal Care Products - 0.7%
BellRing Brands, Inc. (a)	3,517	45,510
Coty, Inc. - Class A (a)	10,115	21,848
elf Beauty, Inc. (a)(b)	1,259	93,166
Herbalife Ltd. (a)	12,374	162,718
Honest Co., Inc. (a)	10,773	39,429
Nature's Sunshine Products, Inc. (a)	6,857	149,483
Nu Skin Enterprises, Inc. - Class A	20,539	108,446
USANA Health Sciences, Inc. (a)	2,794	59,652
		680,252

Pharmaceuticals - 3.1%
Amneal Pharmaceuticals, Inc. (a)	11,335	196,209
Amphastar Pharmaceuticals, Inc. (a)	938	18,929
ANI Pharmaceuticals, Inc. (a)	1,087	89,982

Axsome Therapeutics, Inc. (a)	875	214,174
Collegium Pharmaceutical, Inc. (a)	3,667	132,745
Corcept Therapeutics, Inc. (a)	2,240	194,768
CorMedix, Inc. (a)	8,198	64,354
Elanco Animal Health, Inc. (a)	6,841	168,357
Esperion Therapeutics, Inc. (a)(b)	24,970	78,905
Eton Pharmaceuticals, Inc. (a)	3,121	112,980
Evolus, Inc. (a)	2,830	19,640
Harmony Biosciences Holdings, Inc. (a)	3,822	139,159
Harrow, Inc. (a)	2,174	92,330
Indivior Pharmaceuticals, Inc. (a)	2,581	105,898
Innoviva, Inc. (a)	1,821	41,355
Jazz Pharmaceuticals PLC (a)	1,287	310,128
Ligand Pharmaceuticals, Inc. (a)(b)	75	23,707
Liquidia Corp. (a)(b)	1,884	150,211
Nuvation Bio, Inc. (a)	3,053	17,341
Organon & Co.	6,293	85,207
Pacira BioSciences, Inc. (a)	5,565	141,184
Phathom Pharmaceuticals, Inc. (a)	4,757	51,614
Phibro Animal Health Corp. - Class A	2,340	73,476
Supernus Pharmaceuticals, Inc. (a)	3,459	160,878
Tarsus Pharmaceuticals, Inc. (a)	1,607	101,145
Viatris, Inc.	18,454	293,050
Zevra Therapeutics, Inc. (a)	2,848	40,840
		3,118,566

Professional Services - 1.5%
Booz Allen Hamilton Holding Corp.	488	29,607
CACI International, Inc. - Class A (a)	298	138,051
Concentrix Corp.	1,583	35,467
ExlService Holdings, Inc. (a)	1,275	32,971
Falcon's Beyond Global, Inc. - Class A (a)(b)	3,957	70,909
Franklin Covey Co. (a)	2,077	50,949
FTI Consulting, Inc. (a)	501	74,654
Genpact, Ltd.	1,807	49,693
Huron Consulting Group, Inc. (a)	279	25,155
IBEX Holdings Ltd. (a)	2,299	69,821
ICF International, Inc.	291	21,202
Innodata, Inc. (a)	1,195	90,318
Kelly Services, Inc. - Class A	4,390	53,909
Kforce, Inc.	424	19,894
Legalzoom.com, Inc. (a)	7,372	45,190
Maximus, Inc.	974	52,362
Mistras Group, Inc. (a)	5,280	92,242
Parsons Corp. (a)	410	21,480
Planet Labs PBC (a)	1,666	55,195
RCM Technologies, Inc. (a)	2,400	67,752
Resolute Holdings Management, Inc. (a)	673	97,269
Robert Half, Inc. (b)	645	19,801
Spire Global, Inc. (a)	4,908	91,289
TrueBlue, Inc. (a)	4,570	31,853
Upwork, Inc. (a)	7,769	64,949
Willdan Group, Inc. (a)	1,369	108,288
		1,510,270

Real Estate Management & Development - 0.7%
Compass, Inc. - Class A (a)(b)	9,532	117,530
Cushman & Wakefield Ltd. (a)	4,766	63,817
Douglas Elliman, Inc. (a)	32,633	57,761

eXp World Holdings, Inc.	14,644	79,224
Jones Lang LaSalle, Inc. (a)	532	164,893
Marcus & Millichap, Inc.	1,130	35,222
Opendoor Technologies, Inc. (a)(b)	6,410	29,614
Real Brokerage, Inc. (a)(b)	40,170	73,109
RMR Group, Inc. - Class A	1,412	28,988
Zillow Group, Inc. - Class A (a)	647	20,296
Zillow Group, Inc. - Class C (a)	1,592	50,180
		720,634

Semiconductors & Semiconductor Equipment - 4.0%
ACM Research, Inc. - Class A (a)	194	24,617
Allegro MicroSystems, Inc. (a)(b)	1,286	89,531
Ambarella, Inc. (a)	475	40,755
Amkor Technology, Inc.	1,207	104,080
Amtech Systems, Inc. (a)	1,869	43,136
Axcelis Technologies, Inc. (a)	663	125,605
Cirrus Logic, Inc. (a)	1,430	212,398
Cohu, Inc. (a)	310	22,912
Diodes, Inc. (a)	598	65,445
Enphase Energy, Inc. (a)	444	21,863
Everspin Technologies, Inc. (a)	922	22,294
FormFactor, Inc. (a)	1,004	160,570
Ichor Holdings, Ltd. (a)	221	24,814
Impinj, Inc. (a)(b)	417	59,727
inTEST Corp. (a)	1,873	34,032
Kulicke & Soffa Industries, Inc.	873	116,772
Lattice Semiconductor Corp. (a)	2,192	335,288
MACOM Technology Solutions Holdings, Inc. (a)	840	319,511
MaxLinear, Inc. (a)	1,728	221,236
MKS, Inc.	846	376,301
NVE Corp.	216	22,583
Onto Innovation, Inc. (a)	540	204,363
PDF Solutions, Inc. (a)	1,243	87,992
Penguin Solutions, Inc. (a)(b)	1,555	118,196
Photronics, Inc. (a)	1,301	42,321
Power Integrations, Inc.	241	20,186
Qorvo, Inc. (a)	1,538	143,449
QuickLogic Corp. (a)	1,112	22,207
Rambus, Inc. (a)	1,881	249,684
Semtech Corp. (a)	1,725	279,191
Silicon Laboratories, Inc. (a)	346	75,622
SiTime Corp. (a)	170	126,745
SkyWater Technology, Inc. (a)	563	19,604
Skyworks Solutions, Inc. (b)	1,312	88,954
Synaptics, Inc. (a)	337	41,865
Ultra Clean Holdings, Inc. (a)	532	75,858
Veeco Instruments, Inc. (a)	497	37,673
		4,077,380

Software - 4.6%
8x8, Inc. (a)	64,384	110,097
A10 Networks, Inc.	2,593	96,874
ACI Worldwide, Inc. (a)	425	21,373
Adeia, Inc.	1,766	58,154
Alarm.com Holdings, Inc. (a)	444	20,744
Appfolio, Inc. - Class A (a)(b)	257	41,210
Appian Corp. - Class A (a)	947	21,686
Arteris, Inc. (a)	2,674	129,930

Asana, Inc. - Class A (a)	2,966	20,762
Bitdeer Technologies Group (a)	2,980	47,293
Box, Inc. - Class A (a)	1,884	50,001
Braze, Inc. - Class A (a)	1,013	21,972
Cerence, Inc. (a)	8,326	94,250
Cleanspark, Inc. (a)(b)	5,112	74,380
Clear Secure, Inc. - Class A	2,385	132,916
CommVault Systems, Inc. (a)	425	60,235
Consensus Cloud Solutions, Inc. (a)	2,880	109,872
CS Disco, Inc. (a)	13,314	50,327
Docusign, Inc. (a)	1,050	46,641
Dropbox, Inc. - Class A (a)	4,472	122,846
Dynatrace, Inc. (a)	2,607	114,473
eGain Corp. (a)	14,478	91,211
Elastic NV (a)	852	48,581
EverCommerce, Inc. (a)(b)	5,525	55,581
Figma, Inc. - Class A (a)	1,058	19,139
Five9, Inc. (a)(b)	1,936	41,275
Gen Digital, Inc.	3,257	81,067
Gitlab, Inc. - Class A (a)	1,206	36,819
Guidewire Software, Inc. (a)(b)	411	50,574
HubSpot, Inc. (a)	229	41,795
Hut 8 Corp. (a)	354	40,868
Intellicheck, Inc. (a)	5,207	21,349
InterDigital, Inc. (b)	285	80,692
JFrog Ltd. (a)	708	64,343
Klaviyo, Inc. - Class A (a)	1,403	21,185
LiveRamp Holdings, Inc. (a)	2,499	94,062
Manhattan Associates, Inc. (a)	710	98,867
Mitek Systems, Inc. (a)	4,215	84,848
Nutanix, Inc. - Class A (a)	3,176	161,849
OneSpan, Inc.	5,124	73,529
Ooma, Inc. (a)(b)	6,837	131,407
PagerDuty, Inc. (a)	3,874	37,384
Pegasystems, Inc.	2,403	72,018
Porch Group, Inc. (a)	3,764	56,611
Procore Technologies, Inc. (a)(b)	1,575	63,976
Progress Software Corp. (a)	658	22,096
Qualys, Inc. (a)	334	45,922
Rapid7, Inc. (a)	2,786	22,567
Red Violet, Inc. (a)	1,204	76,719
Rimini Street, Inc. (a)	15,664	66,729
RingCentral, Inc. - Class A	3,831	149,332
Roadzen, Inc. (a)	20,295	29,631
Rubrik, Inc. - Class A (a)	960	77,069
SentinelOne, Inc. - Class A (a)	3,305	56,086
Silvaco Group, Inc. (a)	3,632	50,085
Sprinklr, Inc. - Class A (a)	8,908	45,965
Sprout Social, Inc. - Class A (a)	7,764	58,618
SPS Commerce, Inc. (a)	545	31,158
Telos Corp. (a)	4,545	20,907
Tenable Holdings, Inc. (a)	1,387	51,153
Teradata Corp. (a)	3,145	108,974
Terawulf, Inc. (a)(b)	8,099	200,045
Thryv Holdings, Inc. (a)	22,455	88,473
UiPath, Inc. - Class A (a)(b)	4,183	45,469
Unity Software, Inc. (a)	5,598	159,991
Varonis Systems, Inc. (a)	529	22,197
Workiva, Inc. (a)	412	19,986
Xperi, Inc. (a)	4,565	37,570

Yext, Inc. (a)	10,482	48,951
Zeta Global Holdings Corp. - Class A (a)	4,701	92,516
		4,643,275

Specialty Retail - 3.6%
1-800-Flowers.com, Inc. - Class A (a)	5,434	18,910
Abercrombie & Fitch Co. - Class A (a)	1,342	120,793
Academy Sports & Outdoors, Inc.	1,954	92,092
American Eagle Outfitters, Inc.	4,786	82,319
Asbury Automotive Group, Inc. (a)	66	13,271
AutoNation, Inc. (a)	105	19,508
Bath & Body Works, Inc.	4,137	95,689
Boot Barn Holdings, Inc. (a)	266	43,696
Build-A-Bear Workshop, Inc.	1,637	50,109
Caleres, Inc.	3,578	44,260
Chewy, Inc. - Class A (a)	1,038	20,397
Citi Trends, Inc. (a)	1,346	77,853
Designer Brands, Inc. - Class A	22,918	133,612
Dick's Sporting Goods, Inc. (b)	646	146,519
Envela Corp. (a)	3,620	104,546
Five Below, Inc. (a)	896	161,092
Gap, Inc.	6,903	128,948
Genesco, Inc. (a)	4,746	160,272
Group 1 Automotive, Inc.	169	49,208
Haverty Furniture Cos., Inc.	2,717	69,365
J Jill, Inc.	5,664	89,888
Lands' End, Inc. (a)	6,053	63,435
MarineMax, Inc. (a)	1,562	57,200
Monro, Inc.	1,256	21,490
Murphy USA, Inc.	335	180,522
National Vision Holdings, Inc. (a)(b)	4,983	94,727
Petco Health & Wellness Co., Inc. (a)	17,221	46,841
RealReal, Inc. (a)	6,694	78,922
Revolve Group, Inc. (a)	1,630	37,311
RideNow Group, Inc. (a)	3,068	20,433
Sally Beauty Holdings, Inc. (a)(b)	10,226	144,596
Shoe Station Group, Inc.	1,234	18,300
Signet Jewelers Ltd.	1,431	123,352
Sonic Automotive, Inc. - Class A	986	83,603
Stitch Fix, Inc. - Class A (a)	17,383	71,444
The Buckle, Inc.	1,221	51,526
Upbound Group, Inc.	4,138	87,808
Urban Outfitters, Inc. (a)	1,496	106,007
Victoria's Secret & Co. (a)	2,975	248,353
Warby Parker, Inc. - Class A (a)	2,747	83,344
Wayfair, Inc. - Class A (a)	2,157	199,350
Winmark Corp.	23	9,731
Zumiez, Inc. (a)	6,649	118,352
		3,668,994

Technology Hardware, Storage & Peripherals - 0.4%
Corsair Gaming, Inc. (a)	3,698	35,760
CPI Card Group, Inc. (a)	3,383	70,299
Diebold Nixdorf, Inc. (a)	1,453	123,534
Eastman Kodak Co. (a)	4,050	37,462
IonQ, Inc. (a)(b)	793	42,235
Turtle Beach Corp. (a)(b)	6,489	80,788
		390,078

Textiles, Apparel & Luxury Goods - 1.9%
Amer Sports, Inc. (a)	1,163	39,356
Birkenstock Holding PLC (a)	437	18,804
Capri Holdings Ltd. (a)	1,620	30,083
Carter's, Inc.	2,593	106,728
Columbia Sportswear Co.	656	40,554
Crocs, Inc. (a)	1,312	158,280
Ermenegildo Zegna NV	7,073	92,090
Figs, Inc. - Class A (a)	9,366	95,814
Fossil Group, Inc. (a)	7,848	32,491
G-III Apparel Group, Ltd.	4,285	144,447
Kontoor Brands, Inc.	1,161	96,758
Movado Group, Inc.	3,701	145,486
Oxford Industries, Inc.	618	21,550
Playboy, Inc. (a)	14,089	17,188
PVH Corp.	1,910	141,837
Ralph Lauren Corp.	680	272,959
Rocky Brands, Inc.	2,257	93,079
Steven Madden, Ltd.	2,458	103,482
Superior Group of Cos., Inc.	4,603	60,391
VF Corp.	7,865	131,188
Wolverine World Wide, Inc.	4,904	81,063
		1,923,628

Tobacco - 0.0% (e)
Turning Point Brands, Inc.	587	49,783

Trading Companies & Distributors - 1.7%
Alta Equipment Group, Inc. (a)	4,778	30,914
Applied Industrial Technologies, Inc.	659	222,841
Core & Main, Inc. - Class A (a)	2,492	120,239
DNOW, Inc. (a)	1,691	21,932
DXP Enterprises, Inc. (a)(b)	1,042	175,827
EVI Industries, Inc.	3,778	55,839
Global Industrial Co.	2,195	73,445
Herc Holdings, Inc.	0	0(d)
Karat Packaging, Inc.	451	15,090
MSC Industrial Direct Co., Inc. - Class A	1,165	138,577
NPK International, Inc. (a)	3,038	48,334
Rush Enterprises, Inc. - Class A	2,147	156,699
Rush Enterprises, Inc. - Class B	1,180	90,270
SiteOne Landscape Supply, Inc. (a)	922	105,486
Titan Machinery, Inc. (a)	1,074	22,683
Watsco, Inc.	315	131,270
WESCO International, Inc.	822	283,943
Xometry, Inc. - Class A (a)	461	44,496
		1,737,885

Water Utilities - 0.1%
Consolidated Water Co. Ltd.	793	23,393
Essential Utilities, Inc.	929	35,590
		58,983

Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA (b)	1,695	153,838
TOTAL COMMON STOCKS (Cost $57,708,969)		93,506,552

INVESTMENT COMPANIES - 3.8%	Shares	Value

International Equity Funds - 3.8%
Vanguard Extended Market ETF	15,785	3,886,425
TOTAL INVESTMENT COMPANIES (Cost $3,644,991)		3,886,425

REAL ESTATE INVESTMENT TRUSTS - 3.5%	Shares	Value
Real Estate Investment Trusts - 3.5%
Adamas Trust, Inc.	11,645	109,230
AGNC Investment Corp. (b)	20,059	218,643
Agree Realty Corp.	519	39,309
Alexandria Real Estate Equities, Inc.	385	20,347
American Assets Trust, Inc.	809	19,974
American Healthcare REIT, Inc. (b)	1,626	84,796
American Homes 4 Rent - Class A	602	20,179
Annaly Capital Management, Inc.	12,180	272,345
Apple Hospitality REIT, Inc.	2,366	39,773
ARMOUR Residential REIT, Inc. (b)	3,528	61,564
Brixmor Property Group, Inc.	2,475	78,037
Broadstone Net Lease, Inc.	1,591	32,886
BXP, Inc. (b)	614	40,714
Camden Property Trust	377	43,163
CareTrust REIT, Inc.	2,059	83,081
CBL & Associates Properties, Inc.	1,893	100,499
Chatham Lodging Trust	3,303	43,699
COPT Defense Properties	564	20,524
DiamondRock Hospitality Co.	3,229	39,329
Diversified Healthcare Trust	4,506	41,906
Dynex Capital, Inc.	3,839	50,329
Easterly Government Properties, Inc.	817	20,368
EastGroup Properties, Inc.	295	59,746
Ellington Financial, Inc.	3,505	47,703
Equity LifeStyle Properties, Inc.	932	60,067
Federal Realty Investment Trust	518	63,942
First Industrial Realty Trust, Inc.	682	41,813
Gaming and Leisure Properties, Inc.	1,444	64,301
Healthcare Realty Trust, Inc.	2,229	44,959
Healthpeak Properties, Inc.	1,571	33,619
Host Hotels & Resorts, Inc.	8,658	205,281
Industrial Logistics Properties Trust	7,461	66,179
InvenTrust Properties Corp.	556	19,682
Invesco Mortgage Capital, Inc.	3,939	31,118
Kilroy Realty Corp.	534	20,009
Kimco Realty Corp.	5,569	141,174
Kite Realty Group Trust	1,070	30,367
Lamar Advertising Co. - Class A	917	143,034
Millrose Properties, Inc.	1,925	57,846
Modiv Industrial, Inc.	1,104	19,210
Nexpoint Real Estate Finance, Inc.	6,052	93,806
NNN REIT, Inc.	789	36,712
Omega Healthcare Investors, Inc.	2,912	138,844
Orchid Island Capital, Inc.	2,691	18,756
Orion Properties, Inc.	7,146	20,652
Outfront Media, Inc. (a)	2,009	65,815
Park Hotels & Resorts, Inc.	1,375	19,594
Pebblebrook Hotel Trust	3,253	63,141
PennyMac Mortgage Investment Trust (b)	1,460	16,469
Phillips Edison & Co., Inc.	468	19,478
Piedmont Realty Trust, Inc. - Class A (a)	2,226	20,368
Postal Realty Trust, Inc. - Class A	836	20,599
Regency Centers Corp.	1,287	102,625

Rithm Capital Corp.	5,473		51,392
RLJ Lodging Trust	3,525		41,771
Ryman Hospitality Properties, Inc.	152		19,540
Sabra Health Care REIT, Inc.	1,593		31,080
STAG Industrial, Inc.	504		19,182
Summit Hotel Properties, Inc.	2,940		20,609
Sunstone Hotel Investors, Inc.	1,695		19,408
Terreno Realty Corp.	303		19,625
TPG Mortgage Investment Trust, Inc.	1,498		11,864
UDR, Inc.	514		20,519
Vornado Realty Trust	519		20,397
Xenia Hotels & Resorts, Inc.	2,523		51,368
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,197,718)			3,594,359

RIGHTS - 0.0% (e)	Shares		Value
Biotechnology - 0.0% (e)
Alkermes PLC, Expires 02/16/2027, Exercise Price $1.00 (a)(c)	1,741		0
Biogen, Inc., Expires 05/17/2027, Exercise Price $1.00 (a)(c)	2,122		1,231
			1,231

Consumer Staples Distribution & Retail - 0.0% (e)
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00 (a)(c)	2,645		79

Media - 0.0% (e)
EW Scripps Co., Expires 12/09/2026, Exercise Price $2.19 (a)(c)	7,945		4,608

Pharmaceuticals - 0.0% (e)
Sanofi SA, Expires 07/21/2026, Exercise Price $6.00 (a)(c)	237		126
TOTAL RIGHTS (Cost $5,568)			6,044

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.0%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (f)	6,083,705		6,083,705
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,083,705)			6,083,705

MONEY MARKET FUNDS - 0.7%	Shares		Value
JPMorgan U.S. Government Money Market Fund - Class IM, 3.59% (f)	738,590		738,590
TOTAL MONEY MARKET FUNDS (Cost $738,590)			738,590

TOTAL INVESTMENTS - 105.8% (Cost $71,379,541)			107,815,675
Liabilities in Excess of Other Assets - (5.8)%		(0.05848)	(5,956,971)
TOTAL NET ASSETS - 100.0%			$ 101,858,704

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $5,940,841.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $9,977 or 0.0% of net assets as of June 30, 2026.

(d)	Rounds to zero.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized yield as of June 30, 2026.